THE HARTFORD MUNICIPAL OPPORTUNITIES FUND (Prospectus Summary): | THE HARTFORD MUNICIPAL OPPORTUNITIES FUND
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND

SUPPLEMENT DATED AUGUST 5, 2011 TO THE FOLLOWING PROSPECTUSES:

THE HARTFORD FLOATING RATE FUND PROSPECTUS AND
SUMMARY PROSPECTUS EACH DATED MARCH 1, 2011, AS LAST
SUPPLEMENTED JUNE 1, 2011 (PROSPECTUS)

THE HARTFORD HEALTHCARE FUND (FORMERLY
THE HARTFORD GLOBAL HEALTH FUND) PROSPECTUS AND
SUMMARY PROSPECTUS EACH DATED MARCH 1, 2011, AS LAST
SUPPLEMENTED MAY 6, 2011 (SUMMARY PROSPECTUS) AND
JUNE 1, 2011 (PROSPECTUS)

THE HARTFORD MUNICIPAL OPPORTUNITIES FUND PROSPECTUS AND
SUMMARY PROSPECTUS EACH DATED MARCH 1, 2011, AS LAST
SUPPLEMENTED JUNE 1, 2011 (PROSPECTUS)

Effective August 5, 2011, “Non-Diversification Risk” is deleted from the Main Risks section of each of the above-referenced Prospectuses and Summary Prospectuses.